Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Issued capital	¥ 12,267	¥ 10,088	[1]
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	2,179
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	10,088	10,088
A Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	1,089
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	2,984	2,984
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	601
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	3,065	3,065
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	489
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 4,039	¥ 4,039

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).